UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

             Check here if Amendment [ ]; Amendment Number: ______

                       This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

          Name:                 Burgundy Asset Management Ltd.

          Address:              181 Bay Street, Suite 4510
                                Bay Wellington Tower, BCE Place
                                Toronto, Ontario
                                M5J 2T3
          Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                Name:   James Meadows
                Title:  Vice President
                Phone:  (416) 868-3570


                     Signature, Place, and Date of Signing:



/s/  James Meadows            Toronto, Ontario, Canada      November 9, 2005
___________________           ________________________      ______________
    [Signature]                   [City, State]                 [Date]




Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-
____________________                 ______________________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  91

Form 13F Information Table Value Total:  2,273,991
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

FORM 13F INFORMATION TABLE - DECEMBER 31, 2005



COLUMN 1                                     COLUMN 2       COLUMN 3       COLUMN 4    COLUMN 5    COLUMN 6    COLUMN 7   COLUMN 8

                                             Title of                      Market      Total       Investment  Other      Voting
Name of Issuer                               Class          Cusip          Value       Shares      Decision    Managers   Authority
                                                                           (x$1000)
----------------------------------------------------------------------------------------------------------------------------------

Abercrombie & Fitch  Co.                     CL A           002896 20 7     18726       287300  SH    SOLE                287300
ACE Cash Express, Inc.                       COM            004403 10 1     23196       993400  SH    SOLE                993400
Affiliated Computer Services Inc.            CL A           008190 10 0     60426      1021060  SH    SOLE               1021060
Altria Group Inc.                            COM            02209S103       64117       858099  SH    SOLE                858099
ANHEUSER BUSCH COS                           COM            035229 10 3        34          800  SH    SOLE                   800
Apria Healthcare Group Inc.                  COM            037933 10 8     21123       876100  SH    SOLE                876100
Ares Capital Corporation                     COM            04010L103       14468       900300  SH    SOLE                900300
AutoNation Inc.                              COM            05329W102        4105       188900  SH    SOLE                188900
Belo Corp.                                   COM SER A      080555 10 5      2584       120700  SH    SOLE                120700
Berkshire Hathaway Inc.                      CL A           084670 10 8     44664          504  SH    SOLE                   504
Berkshire Hathaway Inc.                      CL B           084670 20 7      1033          352  SH    SOLE                   352
Bioscrip Inc.                                COM            09069N108       16878      2238520  SH    SOLE               2238520
Boston Scientific Corporation                COM            101137 10 7     52958      2162440  SH    SOLE               2162440
Briggs & Stratton Corporation                COM            109043 10 9     36406       938550  SH    SOLE                938550
Cardinal Health Inc.                         COM            14149Y108       95193      1384625  SH    SOLE               1384625
Career Education Corporation                 COM            141665 10 9      2357        69900  SH    SOLE                 69900
Citigroup Financial Canada Inc.              COM            172967 10 1        78         1600  SH    SOLE                  1600
COMCAST CORP                                 CL A SPL       20030N200           0            2  SH    SOLE                     2
CONAGRA FOODS INC                            COM            205887 10 2        41         2000  SH    SOLE                  2000
Digital Theater Systems Inc.                 COM            23335C101       23141      1563552  SH    SOLE               1563552
Deckers Outdoor Corporation                  COM            243537 10 7     28799      1042700  SH    SOLE               1042700
Dell Inc.                                    COM            24702R101       61992      2069850  SH    SOLE               2069850
WALT DISNEY CO COMMOM                        COM            254687 10 6        48         2000  SH    SOLE                  2000
Discovery Holding                            CL A           25468Y107        3348       221016  SH    SOLE                221016
Dollar Financial Corporation                 COM            256664 10 3      5172       431400  SH    SOLE                431400
EMERSON ELEC CO COMMON                       COM            291011 10 4        75         1000  SH    SOLE                  1000
Federated Investors Inc.                     CL B           314211 10 3      4152       112100  SH    SOLE                112100
Fidelity National Title Group, Inc.          COM            31620R105         321        13177  SH    SOLE                 13177
Fidelity National Financial, Inc.            COM            316326 10 7      2765        75150  SH    SOLE                 75150
First Data Corporation                       COM            319963 10 4     49821      1158362  SH    SOLE               1158362
Fossil, Inc.                                 COM            349882 10 0     23470      1091132  SH    SOLE               1091132
Furniture Brands International Inc.          COM            360921 10 0     25851      1157700  SH    SOLE               1157700
Arthur J. Gallagher & Co.                    COM            363576 10 9     22691       734800  SH    SOLE                734800
Gannett Co., Inc.                            COM            364730 10 1     19666       324681  SH    SOLE                324681
Gladstone Investment Corporation             COM            376546 10 7     20156      1483173  SH    SOLE               1483173
Global Imaging Systems, Inc.                 COM            37934A100       41961      1211700  SH    SOLE               1211700
Golden West Financial Corporation            COM            381317 10 6     56109       850130  SH    SOLE                850130
Greenfield Online Inc                        COM            395150 10 5     13906      2373100  SH    SOLE               2373100
HCC Insurance Holdings Inc.                  COM            404132 10 2     46360      1562000  SH    SOLE               1562000
HEWLETT PACKARD CO                           COM            428236 10 3        86         3000  SH    SOLE                  3000
Home Depot Inc.                              COM            437076 10 2     55757      1377394  SH    SOLE               1377394
Hudson City Bancorp Inc.                     COM            443683 10 7     81310      6708760  SH    SOLE               6708760
IVCI CORP                                    CL B           450704 10 1         0        10000  SH    SOLE                 10000
infoUSA Inc.                                 COM            456818 30 1     19998      1829624  SH    SOLE               1829624
INTEL CORP                                   COM            458140 10 0        50         2000  SH    SOLE                  2000
Interactive Data Corporation                 COM            45840J107       55083      2425490  SH    SOLE               2425490
Interpublic Group of Companies, Inc.         COM            460690 10 0     34192      3543260  SH    SOLE               3543260
J P MORGAN CHASE&CO                          COM            46625H100          79         2000  SH    SOLE                  2000
Jackson Hewitt Tax Service Inc.              COM            468202 10 6     40102      1447200  SH    SOLE               1447200
Johnson & Johnson                            COM            478160 10 4     54441       905846  SH    SOLE                905846
KKR Financial Corp.                          REIT           482476 30 6      3759       156700  SH    SOLE                156700
K-Swiss Inc.                                 CL A           482686 10 2     36957      1139244  SH    SOLE               1139244
Kimberly-Clark Corporation                   COM            494368 10 3        36          600  SH    SOLE                   600
Laboratory Corporation of America Holdings   COM            50540R409        3613        67100  SH    SOLE                 67100
Liberty Media Corporation                    COM SER A      530718 10 5     13388      1701082  SH    SOLE               1701082
Liz Claiborne, Inc.                          COM            539320 10 1      3185        88930  SH    SOLE                 88930
M&T Bank Corporation                         COM            55261F104       36959       338914  SH    SOLE                338914
Macrovision Corporation                      COM            555904 10 1     33261      1988100  SH    SOLE               1988100
Marsh & McLennan Companies Inc.              COM            571748 10 2     90382      2845790  SH    SOLE               2845790
McDonald's Corporation                       COM            580135 10 1     52188      1547680  SH    SOLE               1547680
Merck & Co., Inc.                            COM            589331 10 7      2166        68100  SH    SOLE                 68100
Merit Medical Systems, Inc.                  COM            589889 10 4     19469      1603733  SH    SOLE               1603733
Metrologic Instruments, Inc.                 COM            591676 10 1     38017      1973900  SH    SOLE               1973900
NBTY Inc.                                    COM            628782 10 4     24281      1494200  SH    SOLE               1494200
NU Skin Enterprises Inc.                     CL A           67018T105       20989      1193900  SH    SOLE               1193900
Nutraceutical International Corporation      COM            67060Y101       15100      1118490  SH    SOLE               1118490
Pfizer Inc.                                  COM            717081 10 3     46118      1977612  SH    SOLE               1977612
Price T. Rowe Group                          COM            74144T108          32          450  SH    SOLE                   450
Quest Diagnostics Incorporated               COM            74834L100       42518       825920  SH    SOLE                825920
RC2 Corporation                              COM            749388 10 4     42797      1204860  SH    SOLE               1204860
RLI Corp.                                    COM            749607 10 7     24850       498295  SH    SOLE                498295
Radio One, Inc.                              CL D           75040P405       25446      2458523  SH    SOLE               2458523
Rent-A-Center Inc.                           COM            76009N100        1525        80875  SH    SOLE                 80875
Rewards Network Inc.                         COM            761557 10 7     15871      2479900  SH    SOLE               2479900
Safenet Inc.                                 COM            78645R107       27255       845900  SH    SOLE                845900
SCHLUMBERGER LTD                             COM            806857 10 8         0          400  SH    SOLE                   400
School Specialty Inc.                        COM            807863 10 5     18634       511354  SH    SOLE                511354
E.W. Scripps Company                         CL A           811054 20 4     25715       535508  SH    SOLE                535508
Select Comfort Corporation                   COM            81616X103       29232      1068800  SH    SOLE               1068800
Stratasys, Inc.                              COM            862685 10 4     18810       752100  SH    SOLE                752100
Tempur-Pedic International Inc.              COM            88023U101       31911      2774900  SH    SOLE               2774900
3M Co.                                       COM            88579Y101       53942       696020  SH    SOLE                696020
Time Warner Inc.                             COM            887317 10 5     53837      3086969  SH    SOLE               3086969
UST INC.                                     COM            902911 10 6       204         5000  SH    SOLE                  5000
United Auto Group Inc.                       COM            909440 10 9     26155       684690  SH    SOLE                684690
Viacom Inc                                   COM            925524 10 0     12324       376200  SH    SOLE                376200
Wal-Mart Stores, Inc.                        COM            931142 10 3     46167       986480  SH    SOLE                986480
Wendy's International Inc.                   COM            950590 10 9      5145        93100  SH    SOLE                 93100
Wesco Financial Corporation                  COM            950817 10 6        39          100  SH    SOLE                   100
Wyeth                                        COM            983024 10 0     45419       985880  SH    SOLE                985880
Yankee Candle Company Inc.                   COM            984757 10 4     37002      1445400  SH    SOLE               1445400